Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Haoxi Health Technology Limited
Entity Central Index Key	0001954594
Entity File Number	001-41933
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Aug. 05, 2022
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 801, Tower C, Floor 8, Building 103
Entity Address, Address Line Two	Huizhongli, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Trading Symbol	HAO
Security Exchange Name	NASDAQ
Class A Ordinary Share
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	14,970,000
Class B Ordinary Share
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	17,270,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Zhen Fan, Chief Executive Officer
Contact Personnel Email Address	fanzhen@haoximedia.com
Entity Address, Address Line One	Room 801, Tower C, Floor 8, Building 103
Entity Address, Address Line Two	Huizhongli, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	10-13311587976